Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–9.23%
Invesco Balanced-Risk Allocation Fund, Class R6	—	$44,531,147	$2,433,526	$(45,691,359)	$(1,856,997)	$583,689	$—	1	$6
Invesco Fundamental Alternatives Fund, Class R6(b)	2.51%	—	23,699,668	(17,986)	186,774	(72)	—	865,110	23,868,384
Invesco Global Real Estate Income Fund, Class R6	1.72%	29,392,143	2,268,297	(11,165,121)	(2,857,780)	(1,344,424)	545,673	2,075,556	16,293,115
Invesco Macro Allocation Strategy Fund, Class R6	2.48%	—	23,783,565	(227,984)	(9,617)	1,880	—	2,823,482	23,547,844
Invesco Master Event-Linked Bond Fund, Class R6(b)	2.52%	—	24,115,929	(819,742)	629,393	17,049	239,945	1,470,533	23,942,629
Total Alternative Funds		73,923,290	76,300,985	(57,922,192)	(3,908,227)	(741,878)	785,618		87,651,978
Domestic Equity Funds–46.44%
Invesco All Cap Market Neutral Fund, Class R6(c)	—	34,691,965	5,896,231	(36,595,104)	9,683,617	(13,676,709)	—	—	—
Invesco American Franchise Fund, Class R6	—	59,270,243	—	(70,176,505)	(22,833,982)	33,740,250	—	0	6
Invesco Comstock Fund, Class R6	—	72,071,283	7,582,238	(69,764,362)	(9,577,820)	(311,331)	768,725	1	8
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	7.08%	—	68,112,059	(1,114,391)	259,563	(21,074)	—	2,180,161	67,236,157
Invesco Diversified Dividend Fund, Class R6	—	97,538,324	3,801,337	(90,053,597)	(37,249,138)	25,963,077	1,274,770	0	3
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	95,107,675	5,886,085	(98,594,553)	(27,808,280)	25,409,101	—	1	28
Invesco Long/Short Equity Fund, Class R6(c)	—	29,680,129	1,227,223	(24,190,902)	7,360,667	(14,077,117)	—	—	—
Invesco Main Street Small Cap Fund, Class R6(b)	9.99%	—	95,631,985	(500,264)	(283,398)	3,555	—	6,353,106	94,851,878
Invesco Russell 1000 Dynamic Multifactor ETF	7.52%	—	74,525,433	(3,127,531)	(96,463)	82,575	412,190	2,308,668	71,384,014
Invesco S&P 500® Low Volatility ETF(d)	6.54%	—	61,687,011	(90,965)	513,589	(308)	205,642	1,157,892	62,109,327
Invesco S&P 500® Pure Growth ETF	6.03%	102,255,804	4,506,610	(61,441,903)	4,653,548	7,254,450	393,026	404,042	57,228,509
Invesco S&P MidCap Low Volatility ETF	—	29,747,137	2,320,597	(26,640,890)	(11,133,920)	5,707,076	380,067	—	—
Invesco S&P SmallCap Low Volatility ETF	9.28%	30,120,349	71,980,555	(1,199,821)	(12,451,846)	(308,549)	916,341	2,654,840	88,140,688
Invesco Small Cap Equity Fund, Class R6(c)	—	23,089,336	2,130,487	(26,251,078)	(3,994,547)	5,025,807	—	0	5
Invesco Small Cap Value Fund, Class R6(c)	—	22,998,694	4,832,978	(26,545,982)	(806,442)	(479,236)	—	1	12
Total Domestic Equity Funds		596,570,939	410,120,829	(536,287,848)	(103,764,852)	74,311,567	4,350,761		440,950,635
Fixed Income Funds–13.06%
Invesco Core Plus Bond Fund, Class R6	7.54%	45,041,301	36,636,271	(11,305,015)	1,552,114	(347,962)	682,856	6,186,405	71,576,709
Invesco Income Fund, Class R6	1.76%	—	16,796,851	(375,508)	311,431	5,000	127,236	2,219,864	16,737,774
Invesco Quality Income Fund, Class R5	—	21,427,655	2,721,193	(24,288,893)	888,169	(748,119)	450,916	0	5
Invesco Short Term Bond Fund, Class R6	—	26,207,641	3,469,865	(29,429,675)	(306,817)	58,994	382,512	1	8
Invesco Taxable Municipal Bond ETF	2.75%	13,649,802	14,112,568	(2,173,458)	647,909	(102,560)	378,309	783,636	26,134,261
Invesco Variable Rate Investment Grade ETF	1.01%	—	9,586,645	(104,242)	46,020	334	13,789	383,451	9,528,757
Total Fixed Income Funds		106,326,399	83,323,393	(67,676,791)	3,138,826	(1,134,313)	2,035,618		123,977,514
Foreign Equity Funds–30.77%
Invesco Emerging Markets All Cap Fund, Class R6(b)	2.22%	15,368,628	6,486,527	(934,203)	94,252	75,054	—	553,986	21,090,258
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Invesco Developing Markets Fund, Class R6(b)	2.22%	$—	$21,607,780	$(585,989)	$52,870	$11,064	$—	467,844	$21,085,725
Invesco Global Fund, Class R6(b)	10.49%	—	100,348,076	(4,553,018)	3,614,145	189,452	—	948,920	99,598,655
Invesco Global Infrastructure Fund, Class R6	0.72%	—	7,185,041	—	(328,257)	—	36,006	658,041	6,856,784
Invesco International Growth Fund, Class R6	—	63,843,899	527,954	(63,839,863)	(10,278,463)	9,746,476	—	0	3
Invesco International Select Equity Fund, Class R6	3.50%	61,771,969	—	(32,785,571)	1,517,790	2,735,192	—	2,456,717	33,239,380
Invesco International Small-Mid Company Fund, Class R6(b)	3.53%	—	33,270,497	(1,355,278)	1,542,349	40,071	—	635,267	33,497,639
Invesco Low Volatility Emerging Markets Fund, Class R6	—	20,280,542	973,178	(19,299,617)	2,634,308	(4,588,411)	119,635	—	—
Invesco RAFI™ Strategic Developed ex-US ETF	2.89%	73,588,284	4,785,288	(43,218,265)	(3,894,015)	(3,796,310)	1,061,433	1,222,535	27,464,982
Invesco S&P Emerging Markets Low Volatility ETF	2.23%	—	21,843,663	(258,042)	(410,243)	(510)	215,809	1,051,906	21,174,868
Invesco S&P International Developed Low Volatility ETF(d)	2.97%	—	28,876,501	(798,902)	129,067	16,718	200,658	991,686	28,223,384
Total Foreign Equity Funds		234,853,322	225,904,505	(167,628,748)	(5,326,197)	4,428,796	1,633,541		292,231,678
Money Market Funds–0.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	0.19%	2,138,666	17,072,799	(17,452,985)	—	—	4,614	1,758,480	1,758,480
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	0.14%	1,579,905	15,809,584	(16,062,942)	134	2,714	8,764	1,328,731	1,329,395
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)	0.21%	2,444,190	19,511,770	(19,946,269)	—	—	5,144	2,009,691	2,009,691
Total Money Market Funds		6,162,761	52,394,153	(53,462,196)	134	2,714	18,522		5,097,566
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $919,685,519)	100.04%	1,017,836,711	848,043,865	(882,977,775)	(109,860,316)	76,866,886	8,824,060		949,909,371
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.22%
Invesco Liquid Assets Portfolio, Institutional Class	—	—	10,046,318	(10,047,147)	—	829	1,876(f)	—	—
Invesco Government & Agency Portfolio, Institutional Class	—	—	43,492,110	(43,492,110)	—	—	3,722(f)	—	—
Invesco Private Government Fund, 0.03%(e)(g)	0.17%	—	84,700,068	(83,115,374)	—	—	461(f)	1,584,694	1,584,694
Invesco Private Prime Fund, 0.11%(e)(g)	0.05%	—	23,659,596	(23,131,616)	(13)	265	294(f)	528,126	528,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,112,939)	0.22%	—	161,898,092	(159,786,247)	(13)	1,094	6,353		2,112,926
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $921,798,458)	100.26%	$1,017,836,711	$1,009,941,957	$(1,042,764,022)	$(109,860,329)	$76,867,980	$8,830,413		$952,022,297
OTHER ASSETS LESS LIABILITIES	(0.26)%								(2,486,208)
NET ASSETS	100.00%								$949,536,089
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2020.
(d)	All or a portion of this security was out on loan at September 30, 2020.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$944,811,805	$—	$—	$944,811,805
Money Market Funds	5,097,566	2,112,926	—	7,210,492
Total Investments	$949,909,371	$2,112,926	$—	$952,022,297
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Growth Investor Fund